Significant Accounting Policies - Summary of Sales Revenues Subject to Taxes and Contributions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Social security levied on gross revenue	4.50%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Municipal tax rate	2.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Municipal tax rate	5.00%